Financial Instruments and Risk Management (Earnings Impact of Realized and Unrealized Gains (Losses) On Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	$ (91)	$ 544	$ 2,161
Unrealized Gain (Loss)	444	(345)	(1,465)
Revenues, Net of Royalties [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	(84)	544	2,149
Unrealized Gain (Loss)	456	(347)	(1,441)
Transportation and Processing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	(7)		12
Unrealized Gain (Loss)	$ (12)	$ 2	$ (24)